Restricted Share Units (RSUs) Awarded to Certain Key Executives (Detail) (Restricted Stock Units (RSUs), USD $)	1 Months Ended	12 Months Ended
	Aug. 07, 2008	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU's Awarded	6,280	365,000
Market Price on Date of Award	$ 41.95
Group 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU's Awarded		100,000
Date of Award		Feb. 10, 2011
Vesting Date		Feb. 10, 2016
Market Price on Date of Award		22.11
Group 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU's Awarded		120,000 [1]
Date of Award		Mar. 03, 2011
Vesting Date		Mar. 03, 2014
Market Price on Date of Award		20.28
Group 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU's Awarded		10,000
Date of Award		Jun. 07, 2011
Vesting Date		Jun. 07, 2014
Market Price on Date of Award		24.60
Group 4
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU's Awarded		100,000
Date of Award		Oct. 01, 2011
Vesting Date		Oct. 01, 2014
Market Price on Date of Award		16.08
Group 5
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU's Awarded		5,000
Date of Award		Oct. 27, 2011
Vesting Date		Oct. 27, 2014
Market Price on Date of Award		17.65
Group 6
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU's Awarded		30,000
Date of Award		Nov. 07, 2011
Vesting Date		Nov. 07, 2014
Market Price on Date of Award		17.17

[1]	includes 100,000 RSU's awarded to Mr. Peter Gray which are not expected to vest following his retirement as CEO of the Company on September 30, 2011.